Warrants (Details 2) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019
Weighted Average Exercise Price per Share
Granted	$ 0.85		$ 0.68
Warrant [Member]
Number of Warrants
Outstanding - Beginning Balance	503,523	2,280,000		2,280,000
Exercisable - Beginning Balance	503,523	2,280,000		2,280,000
Granted	2,576,878	2,250,000		3,868,523
Exercised	(283,530)			(5,472,500)
Forfeited or Expired		(60,000)		(172,500)
Outstanding - Ending Balance	2,796,871	4,470,000	4,470,000	503,523
Exercisable - Ending Balance	2,796,871	4,470,000	4,470,000	503,523
Weighted Average Exercise Price per Share
Outstanding - Beginning Balance	$ 0.95	$ 0.72		$ 0.72
Exercisable - Beginning Balance	0.95	0.72		0.72
Granted	0.46	0.23		0.18
Exercised	0.01			0.23
Forfeited or Expired		2.91		3.61
Outstanding - Ending Balance	0.60	0.45	$ 0.45	0.95
Exercisable - Ending Balance	$ 0.60	$ 0.45	$ 0.45	$ 0.95
Weighted Average Contractual Life in Years
Outstanding, Beginning Balance	1 year 11 months 15 days	3 years 5 months 9 days		3 years 5 months 9 days
Exercisable, Beginning Balance	1 year 11 months 15 days	3 years 5 months 9 days		3 years 5 months 9 days
Outstanding, Ending Balance	4 years 2 months 1 day	2 years 6 months 3 days		1 year 11 months 12 days
Exercisable, Ending Balance	4 years 2 months 1 day	2 years 6 months 3 days		1 year 11 months 12 days
Aggregate Intrinsic Value
Outstanding	$ 5,250,630	$ 2,557,100	$ 2,557,100	$ 258,328
Exercisable	$ 5,250,647	$ 2,557,100	$ 2,557,100	$ 258,328